UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               -----------------

Check here if Amendment [_]; Amendment Number:
                                              -----
 This Amendment (Check only one.): [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    L & S ADVISORS, INC.
         -------------------------------------
Address: 12121 Wilshire Blvd Ste 1100
         -------------------------------------
         Los Angeles, CA 90025
         -------------------------------------

Form 13F File Number: 28-13201

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  SY R. LIPPMAN
       ------------------
Title: President
       ------------------
Phone: 310.893.6060
       ------------------

Signature, Place, and Date of Signing:

     /s/ Sy R. Lippman               Los Angeles, CA           08-02-2012
     -----------------               ---------------           ----------
        [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ---------------

Form 13F Information Table Entry Total: 37
                                        ---------------

Form 13F Information Table Value Total: 71683
                                        ---------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                              L & S Advisors, Inc.
                                    FORM 13F
                                 June 30, 2012

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100      916     1568 SH       Sole                                       1568
ARGO GROUP INTL HLDGSLTD COM S COM              g0464b107      351    12000 SH       Sole                                      12000
BARCLAYS BANK PLC IPATHS&P 500 COM              06740c261      362    23827 SH       Sole                                      23827
BCE INC COM NPV ISIN#CA05534B7 COM              05534b760      386     9357 SH       Sole                                       9357
BLACKROCK REAL ASSET EQ        COM              09254b109      493    48285 SH       Sole                                      48285
CENTERPOINT ENERGY INC         COM              15189t107     3495   169091 SH       Sole                                     169091
CURTISS-WRIGHT CORP            COM              231561101      630    20300 SH       Sole                                      20300
DISH NETWORK CORP CL A         COM              25470M109     5011   175512 SH       Sole                                     175512
DNP SELECT INCOME FUND         COM              23325p104      243    21832 SH       Sole                                      21832
DOMINION RES BLK WARRIOR ROYAL COM              25746Q108      127    19558 SH       Sole                                      19558
DOMINION RESOURCES INCVA  NEW  COM              25746u109     3483    64493 SH       Sole                                      64493
ECHOSTAR CORP                  COM              278768106      490    18546 SH       Sole                                      18546
EDISON INT'L FORMERLY S C E CO COM              281020107     3520    76184 SH       Sole                                      76184
EXXON MOBIL CORPORATION        COM              30231g102     5468    63900 SH       Sole                                      63900
FORD MOTOR COMPANY NEW         COM              345370860      102    10683 SH       Sole                                      10683
ISHARES IBOXX INVESTOP IBOXX $ COM              464287242     3150    26787 SH       Sole                                      26787
ISHARES TR S&P U S PFDSTK INDE COM              464288687     6172   158126 SH       Sole                                     158126
ISHARES TRUST IBOXX $ HIGH YIE COM              464288513     7712    84479 SH       Sole                                      84479
MARKET VECTORS ETF TRUST AGRIB COM              57060U605      209     4223 SH       Sole                                       4223
MKT VECTORS BIOTECH ETF        COM              57060U183      830    17595 SH       Sole                                      17595
NEXTERA ENERGY INC             COM              65339F101      713    10357 SH       Sole                                      10357
NV ENERGY INC COM              COM              67073y106     3477   197759 SH       Sole                                     197759
OCCIDENTAL PETE CORP           COM              674599105      365     4250 SH       Sole                                       4250
ONEOK INC                      COM              682680103      267     6312 SH       Sole                                       6312
PROSHARES TR II PROSHARESULTRA COM              74347w882      905    43290 SH       Sole                                      43290
PROSHARES TR PROSHARESULTRASHO COM              74347r883     4517   289733 SH       Sole                                     289733
SECTOR SPDR ENGY SELECT SHARES COM              81369y506      806    12138 SH       Sole                                      12138
SECTOR SPDR TECH SELECT SHARES COM              81369y803      546    19003 SH       Sole                                      19003
SEMPRA ENERGY                  COM              816851109     3499    50805 SH       Sole                                      50805
SPDR BARCLAYS CAPITAL HIGH YIE COM              78464a417     7707   195322 SH       Sole                                     195322
TELEDYNE TECH INC              COM              879360105      540     8765 SH       Sole                                       8765
VERIZON COMMUNICATIONS         COM              92343v104     3511    79012 SH       Sole                                      79012
FLAHERTY & CRUMRINE CLAY PFD S                  338478100      548    29333 SH       Sole                                      29333
PPL CORP CORP UNIT CONSISTINGO                  69351t114      340     6367 SH       Sole                                       6367
SEASPAN CORPORATION PFD                         y75638125      351    12920 SH       Sole                                      12920
KINDER MORGAN INC DELWT EXP PU                  49456b119        3    12244 SH       Sole                                      12244
PUT CURRENCY SHRES EURO JAN $1                  4183805        438      100 SH       Sole                                        100